Other Financial Information (Details4) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	$ 13,080	$ 10,368
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(7,298)	(3,637)
Acquisition Of Intangible Assets	(2,092)	0
Net cash used in investing activities	(9,390)	(3,637)
FINANCING ACTIVITIES [Abstract]
Payments of obligations under capital leases	(326)	(530)
Repayments of Long-term Debt	(16)	(19)
Proceeds from issuance of Senior Notes, including premium	93,375	0
Debt issuance costs	(2,806)
Net increase in cash and cash equivalents	93,917	6,182
Cash and cash equivalents, beginning of year	45,538	40,529
Cash and cash equivalents, end of year	139,455	46,711
Navios South American Logistics Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	4,142	154
FINANCING ACTIVITIES [Abstract]
Proceeds from issuance of Senior Notes, including premium	93,375
Debt issuance costs	(2,616)	(154)
Net cash (used in)/provided by financing activities Note	90,759	(154)
Net increase in cash and cash equivalents	94,901	0
Cash and cash equivalents, beginning of year	81	81
Cash and cash equivalents, end of year	94,982	81
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	8,970	10,270
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(7,290)	(3,625)
Acquisition Of Intangible Assets	(2,092)
Net cash used in investing activities	(9,382)	(3,625)
FINANCING ACTIVITIES [Abstract]
Payments of obligations under capital leases	(326)	(530)
Debt issuance costs	(190)	154
Net cash (used in)/provided by financing activities Note	(516)	(376)
Net increase in cash and cash equivalents	(928)	6,269
Cash and cash equivalents, beginning of year	45,170	40,111
Cash and cash equivalents, end of year	44,242	46,380
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	(32)	(56)
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(8)	(12)
Net cash used in investing activities	(8)	(12)
FINANCING ACTIVITIES [Abstract]
Repayments of Long-term Debt	(16)	(19)
Net cash (used in)/provided by financing activities Note	(16)	(19)
Net increase in cash and cash equivalents	(56)	(87)
Cash and cash equivalents, beginning of year	287	337
Cash and cash equivalents, end of year	$ 231	$ 250